Compensation and benefits	6 Months Ended
Jun. 30, 2016
Compensation and benefits
11 Compensation and benefits
in	6M16	6M15
Compensation and benefits (CHF million)
Salaries and variable compensation	4,436	4,973
Social security	350	456
Other [1]	467	436
Compensation and benefits	5,253	5,865
1 Includes pension and other post-retirement expense of CHF 302 million and CHF 274 million in 6M16 and 6M15, respectively.